UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS Dated May 1, 2026 Equitable America Variable Account L MONY Custom Equity Master Variable Universal Life Insurance Policy	Issued by Equitable Financial Life Insurance Company of America 8501 IBM Drive, Suite 150 Charlotte, NC 28262-4333

This Updating Summary Prospectus describes a variable universal life insurance Policy (the "Policy") issued by Equitable Financial Life Insurance Company of America ("we," "us," "our," or the "Company"), but is not itself a Policy. You should read this Updating Summary Prospectus carefully, particularly the section titled Important Information You Should Consider About the Policy.

The Prospectus for the MONY Custom Equity Master Variable Universal Life Insurance Policy contains more information about the Policy, including its features, benefits, and risks. You can find the Prospectus and other information about the Policy online at https://protective.onlineprospectus.net/protective/products. You can also obtain this information at no cost by calling 1-800-487-6669 or by sending an email request to prospectus@protective.com.

Information about certain investment products, including variable life insurance, has been prepared by the SEC staff and is available at Investor.gov.

C000032280

CONTENTS OF THIS PROSPECTUS

SPECIAL TERMS	3
UPDATED INFORMATION ABOUT YOUR POLICY	3
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY	4
Appendix A: Portfolios Available Under Your Policy	A-1

SPECIAL TERMS

"We," "us," "our," or the "Company" Refer to Equitable Financial Life Insurance Company of America. "You", "your" and "Owner" refer to the person(s) who have been issued a Policy

Good Order Instructions that we receive at the Operations Center within the prescribed time limits, if any, specified in the Policy for the transaction requested. The instructions must be on the appropriate form or in a form satisfactory to us that includes all the information necessary to execute the requested transaction, and must be signed by the individual authorized to make the transaction. To be in Good Order, instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions and we must be able to execute the requisite order(s).

Guaranteed Interest Account This account is part of the general account of Equitable Financial Life Insurance Company of America. You may allocate all or a part of your net premium payments to this account. This account will credit you with a fixed interest rate (which will not be less than 4.5%) declared by the Company. (For more detailed information, see "The Guaranteed Interest Account.")

Policy The variable universal life insurance Policy described in this Prospectus.

Specified Amount The minimum death benefit for as long as the Policy remains in effect.

UPDATED INFORMATION ABOUT YOUR POLICY

The information in this section of the Updating Summary Prospectus is a summary of certain Policy features that have changed since the Prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your Policy.

•  SSGA Funds Management, Inc. was removed as the sub-adviser and AllianceBernstein L.P. was added as the sub-adviser to the EQ/Core Bond Index Portfolio and EQ/Intermediate Government Bond Portfolio.

•  For updated Fund performance and fee information please see the PORTFOLIO APPENDIX.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY

Fees and Expenses
Charges for Early Withdrawals	If you request a partial surrender of your Policy, you will be assessed a $10 partial surrender fee.
If you request a full surrender of your Policy within 15 years (11 years for issue ages 76-85) following your purchase of the Policy (or an increase in your Specified Amount), you will be assessed a surrender charge of up to $64.00 per $1,000 (6.40%), of Specified Amount (or increase in Specified Amount).
For example, if you were to surrender your Policy during the first year after your Policy purchase (and your total premiums paid were $100,000 and your Specified Amount is $100,000), then you could be assessed a surrender charge of up to $400.
For more information on early withdrawal charges, please refer to "Fee Table" and "Charges and Deductions" in the Prospectus.
Transaction Charges	In addition to surrender charges, you may be subject to other transaction charges, including charges on each premium paid under the Policy, transfer fees, and other special service charges (e.g., wire transfer charges, express mail charges, Policy illustration charges, duplicate Policy charges, Policy history charges, and charges for returned payments)..
For more information on transaction charges, please refer to "Fee Table" and "Charges and Deductions" in the Prospectus.
Ongoing Fees and Expenses (annual charges)	In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy, administration and mortality risks, loan charges, and the cost of optional benefits available under the Policy. Such fees and expenses may be based on characteristics of the insured (e.g., age, sex, risk class and particular health, occupational or vocational risks). You should view the information pages of your Policy for rates applicable to your Policy.
For more information about ongoing fees and expenses, please refer to the "Fee Table" and "Charges and Deductions" in the Prospectus.
You will also bear expenses associated with the Portfolios available under the Policy, as shown in the following table:

Annual Fee	Minimum	Maximum
Portfolio options (Portfolio fees and expenses)	0.27%	1.29%

Portfolio expenses are for the year ended December 31, 2025 and may be based, in part, on estimated amounts of such expenses and may change from year to year. For more information about ongoing fees and expenses associated with the Portfolios, please refer to "Appendix A: Portfolios Available Under Your Policy."

Risks
Risk of Loss	You may lose money by investing in this Policy. See "Principal Risks of Investing in the Policy" in the Prospectus.
Not a Short-Term Investment	The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy is designed to provide benefits on a long-term basis. Consequently, you should not use the Policy as a short-term investment or savings vehicle. Because of the long-term nature of the Policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered.
See "Principal Risks of Investing in the Policy" in the Prospectus.
Risks Associated with Investment Options	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Policy. Each investment option (including the Guaranteed Interest Account) has its own unique risks. You should review the investment options carefully before making an investment decision. Portfolio prospectuses are available at https://protective.onlineprospectus.net/protective/funds/
For more information on the risks associated with the investment options, please refer to "Principal Risks of Investing in the Policy," "The Guaranteed Interest Account" and "Appendix A: Portfolios Available Under Your Policy" in the Prospectus.
Insurance Company Risks	An investment in the Policy is subject to the risks related to the Company, including that any obligations (including under the Guaranteed Interest Account), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about us, including our financial strength ratings is available at https://equitable.com/selling-life-insurance/financial-strength-ratings
For more information, see "Principal Risks of Investing in the Policy" in the Prospectus.
Policy Lapse	Your Policy could terminate if the value of your Policy becomes too low to support the Policy's monthly charges. This can happen due to insufficient premium payments, poor investment performance, withdrawals, unpaid loans, or loan interest. There is a cost associated with reinstating a lapsed Policy. Death Benefits will not be paid if the Policy has lapsed.
For more information about Policy lapse, see "Grace period and lapse" in the Prospectus.
Restrictions
Investments	While you may transfer amounts in the Sub-Accounts (which invest in shares of a corresponding Portfolio) and the Guaranteed Interest Account, certain restrictions and transfer fees apply. Transfers from the Guaranteed Interest Account to the Sub-Accounts will only be permitted in the policy month following a policy anniversary.
Transfers are also subject to the excessive trading and market timing policies described in this Prospectus. See "Transferring Your Money Among Our Investment Options" in the Prospectus.
We reserve the right to remove or substitute Portfolios as investment options. See "Substitution of investments and right to change operations" in the Prospectus.

Restrictions
Optional Benefits	Optional benefits may be subject to additional charges. Some optional benefits are available only at the time your Policy is issued and may not be available for all Owners or Insureds. Some optional benefits are no longer available for new elections. Others are not available in all jurisdictions.
The Guaranteed Death Benefit Rider is not available if coverage under the Additional Term Life Insurance Rider has been elected.
See "Other Benefits Available Under the Policy" in the Prospectus.
Taxes
Tax Implications	You should consult with a tax professional to determine the tax implications regarding the purchase, ownership, and use of a Policy (such as in connection with a plan involving covered employees). Withdrawals and surrenders may be subject to income tax and will be taxed at ordinary rates. In addition, withdrawals and surrenders may be subject to an additional tax depending on the circumstances.
For more information about the tax treatment of the Policy, see "Tax Information" in the Prospectus.
Conflicts of Interest
Investment Professional Compensation	Some investment professionals have and may continue to receive compensation for selling the Policy to investors, which may include commissions, insurance benefits, revenue sharing, bonuses, non-cash compensation such as expense-paid trips and education seminars or merchandise, and compensation from affiliates and third parties. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.
For more information about compensation received by investment professionals, see "Distributor compensation" in the Prospectus.
Exchanges

Some investment professionals may have a financial incentive to offer an investor a new Policy in place of the one he or she already owns. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new Policy rather than continue to own the existing Policy.

Appendix A: Portfolios Available Under Your Policy

The following is a list of Portfolios available under your Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://protective.onlineprospectus.net/protective/funds/. You can also request this information at no cost by calling 1-800-487-6669 or by sending an email request to prospectus@protective.com.

The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio's past performance is not necessarily an indication of future performance.

Asset Allocation	Portfolio Company — Investment Adviser;	Net Annual Expenses	Average Annual Total Returns (as of 12/31/2025)
Type	Sub-Adviser(s), as applicable	Current Expenses	1 year	5 year	10 year
U.S. Equity	1290 VT Equity Income Portfolio — Class IB — Equitable Investment Management Group, LLC — Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors(1)	0.95%	13.04%	11.25%	8.85%
U.S. Equity	1290 VT GAMCO Small Company Value Portfolio — Class IB — Equitable Investment Management Group, LLC — GAMCO Asset Management, Inc	1.05%	12.82%	11.24%	10.77%
U.S. Equity	1290 VT Socially Responsible Portfolio — Class IB — Equitable Investment Management Group, LLC — BlackRock Investment Management, LLC	0.90%	17.23%	13.04%	13.83%
U.S. Equity	BNY Mellon Stock Index Fund, Inc. — Initial Shares	0.27%	17.53%	14.11%	14.52%
Allocation	EQ/Aggressive Allocation Portfolio — Class IB — Equitable Investment Management Group, LLC	1.15%	12.97%	7.79%	9.47%
Allocation	EQ/All Asset Growth Allocation Portfolio — Class IB — Equitable Investment Management Group, LLC(1)	1.25%	17.18%	7.12%	8.28%
U.S. Equity	EQ/Capital Group Research Portfolio — Class IB — Equitable Investment Management Group, LLC — Capital International, Inc.(1)	0.95%	19.83%	13.80%	15.00%
Allocation	EQ/Conservative Allocation Portfolio — Class IB — Equitable Investment Management Group, LLC(1)	1.00%	7.48%	1.74%	3.11%
Allocation	EQ/Conservative-Plus Allocation Portfolio — Class IB — Equitable Investment Management Group, LLC(1)	1.09%	9.06%	3.38%	4.94%
Taxable Bond	EQ/Core Bond Index Portfolio — Class IB — Equitable Investment Management Group, LLC — AllianceBernstein L.P.(1)	0.62%	6.43%	0.35%	1.70%

Asset Allocation	Portfolio Company — Investment Adviser;	Net Annual Expenses	Average Annual Total Returns (as of 12/31/2025)
Type	Sub-Adviser(s), as applicable	Current Expenses	1 year	5 year	10 year
Taxable Bond	EQ/Intermediate Government Bond Portfolio — Class IA — Equitable Investment Management Group, LLC — AllianceBernstein L.P.(1)	0.62%	5.51%	0.30%	1.14%
U.S. Equity	EQ/Janus Enterprise Portfolio — Class IB — Equitable Investment Management Group, LLC — Janus Henderson Investors US LLC	1.04%	8.05%	7.06%	10.61%
U.S. Equity	EQ/JPMorgan Growth Stock Portfolio — Class IB — Equitable Investment Management Group, LLC — J.P. Morgan Investment Management Inc.(1)	0.96%	14.76%	9.43%	14.08%
U.S. Equity	EQ/Large Cap Growth Managed Volatility Portfolio — Class IB — Equitable Investment Management Group, LLC — Loomis, Sayles & Company, L.P.; J.P. Morgan Investment Management Inc.; Polen Capital Management, LLC; BlackRock Investment Management, LLC	0.87%	11.06%	11.64%	15.01%
U.S. Equity	EQ/Large Cap Value Index Portfolio — Class IB — Equitable Investment Management Group, LLC — AllianceBernstein L.P.	0.74%	15.04%	10.52%	9.77%
U.S. Equity	EQ/Loomis Sayles Growth Portfolio — Class IB — Equitable Investment Management Group, LLC — Loomis, Sayles & Company, L.P.(1)	1.03%	13.08%	12.72%	15.87%
International Equity	EQ/MFS International Growth Portfolio — Class IB — Equitable Investment Management Group, LLC — Massachusetts Financial Services Company d/b/a MFS Investment Management(1)	1.10%	20.90%	6.90%	9.61%
U.S. Equity	EQ/Mid Cap Value Managed Volatility Portfolio — Class IB — Equitable Investment Management Group, LLC — BlackRock Investment Management, LLC; Wellington Management Company LLP; Diamond Hill Capital Management, Inc.	0.97%	4.98%	7.62%	8.20%
Allocation	EQ/Moderate Allocation Portfolio — Class IB — Equitable Investment Management Group, LLC	1.08%	10.25%	4.14%	5.78%
Allocation	EQ/Moderate-Plus Allocation Portfolio — Class IB — Equitable Investment Management Group, LLC	1.11%	11.50%	5.88%	7.67%

Asset Allocation	Portfolio Company — Investment Adviser;	Net Annual Expenses	Average Annual Total Returns (as of 12/31/2025)
Type	Sub-Adviser(s), as applicable	Current Expenses	1 year	5 year	10 year
Money Market	EQ/Money Market Portfolio — Class IA — Equitable Investment Management Group, LLC — Dreyfus, a division of Mellon Investments Corporation	0.67%	3.66%	2.79%	1.73%
U.S. Equity	EQ/Morgan Stanley Small Cap Growth Portfolio — Class IB — Equitable Investment Management Group, LLC — Morgan Stanley Investment Management, Inc.; BlackRock Investment Management, LLC(1)	1.15%	7.39%	-0.01%	12.95%
Taxable Bond	EQ/PIMCO Ultra Short Bond Portfolio — Class IB — Equitable Investment Management Group, LLC — Pacific Investment Management Company, LLC.(1)	0.80%	4.47%	2.93%	2.32%
Taxable Bond	EQ/Quality Bond PLUS Portfolio — Class IB — Equitable Investment Management Group, LLC — Pacific Investment Management Company, LLC; AllianceBernstein L.P.	0.82%	6.32%	-0.19%	1.31%
U.S. Equity	Fidelity® VIP Contrafund® Portfolio — Service Class — FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.64%	21.42%	15.26%	15.66%
Allocation	Janus Henderson VIT Balanced Portfolio — Institutional Shares	0.62%	15.11%	8.48%	10.14%
U.S. Equity	Janus Henderson VIT Enterprise Portfolio — Institutional Shares	0.72%	7.67%	7.62%	12.79%
U.S. Equity	Janus Henderson VIT Forty Portfolio — Institutional Shares	0.62%	18.14%	11.65%	16.24%
International Equity	Janus Henderson VIT Global Research Portfolio — Institutional Shares	0.82%	20.92%	12.51%	12.93%
Taxable Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) — Administrative Class — Pacific Investment Management Company LLC	1.15%	12.87%	0.17%	2.47%

(1)  These Portfolios and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Portfolio operating expenses for Policy Owners and will continue past the current year.

(2)  This Portfolio utilizes a volatility management strategy as part of its investment objective and/or principal investment strategy. See "The Portfolios" in the Prospectus for information on how volatility management strategies may impact your Fund Value and any enhanced death benefit.

There is no assurance that the stated objectives and policies of any of the Portfolios will be achieved. More detailed information concerning the investment objectives, policies and restrictions of the Portfolios, the expenses of the Portfolios, the risks attendant to investing in the Portfolios and other aspects of their operations can be found in the current prospectuses for the Portfolios and the current Statement of Additional Information for each of the Portfolios. You may obtain a prospectus or a

Statement of Additional Information for any of the Portfolios by contacting the Company or by asking your financial adviser. You should read the Portfolios' prospectuses carefully before making any decision concerning the allocation of Purchase Payments or transfers among the Sub-Accounts.

This Updating Summary Prospectus incorporates by reference the MONY Custom Equity Master Variable Universal Life Insurance Policy's Prospectus and Statement of Additional Information (SAI), both dated May 1, 2026, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the Prospectus.

EDGAR Contract Identifier C000032280